Related Party Transactions and Balances - Schedule of Transactions Amount Due to Related Parties (Details) - Related Party [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Transactions Amount Due to Related Parties [Line Items]
Beginning balance	$ 696,934	$ 469,682
Advances	4,297,627	280,154
Repayment	(652,936)	(52,902)
Ending balance	$ 4,341,625	$ 696,934